Employee Benefits - Schedule Of Composition Of Main Plan Assets As On Reporting Date (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Plan assets, at fair value	€ 1,430	€ 1,244
Equity investments
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Plan assets, at fair value	666	614
Real estates
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Plan assets, at fair value	423	323
Bonds
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Plan assets, at fair value	137	130
Alternative investments
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Plan assets, at fair value	108	65
Liquid funds
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Plan assets, at fair value	€ 96	€ 112